Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2020	2021
	RMB	RMB
Rental and other deposits	8,845	1,678
Prepaid expenses	1,373	528
Prepaid land use right	—	6,300
Others	599	—
Other Non-current Assets	10,817	8,506